Provisions for Contingent Loans Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for Contingent Loans Credit Risk (Tables) [Line Items]
Schedule of Credit Risk for Contingent Loans

As of December 31, 2025 and 2024, for credit risk for contingent loans is composed as follows:

	Outstanding exposure		ECL
	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	288,710	336,737	1,884	1,505
Confirmed foreign letters of credit	186,843	160,856	161	92
Issued foreign letters of credit	262,916	281,360	400	321
Performance guarantees	3,173,261	3,124,626	18,190	16,923
Undrawn credit lines	11,453,782	11,125,300	64,810	68,555
Other commitments	69,191	51,889	262	89
Total	15,434,703	15,080,768	85,707	87,485

Schedule of Provisions for Credit Risk for Contingent Loans	The changes of provisions for credit risk for contingent loans is as follows:
	Provisions for credit risk for contingent loans	Total
	MCh$	MCh$
Balances as of January 1, 2024	89,640	89,640
Provisions established	—	—
Provisions used	—	—
Provisions released	(4,199)	(4,199)
Exchange differences	2,044	2,044
Balances as of December 31, 2024	87,485	87,485
Provisions established	—	—
Provisions used	—	—
Provisions released	(290)	(290)
Exchange differences	(1,488)	(1,488)
Balances as of December 31, 2025	85,707	85,707

Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s Internal Credit Rating System

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2025 and 2024.

	As of December 31, 2025							As of December 31, 2024
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	5,502,166	9,569,203	11,305	292,476	—	—	15,375,150	5,328,378	9,397,036	19,936	262,865	—	—	15,008,215
Substandard	—	—	39,069	—	—	—	39,069	—	—	40,227	—	—	—	40,227
Non-performing	—	—	—	—	13,813	6,671	20,484	—	—	—	—	24,503	7,823	32,326
Total	5,502,166	9,569,203	50,374	292,476	13,813	6,671	15,434,703	5,328,378	9,397,036	60,163	262,865	24,503	7,823	15,080,768

Warranty By Endorsement And Sureties [Member]
Provisions for Contingent Loans Credit Risk (Tables) [Line Items]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance

An analysis of changes in the outstanding exposures and corresponding provision for ECL during the 2025 and 2024 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2025	5,328,378	10,684	9,397,036	61,028	60,163	4,923	262,865	2,460	24,503	4,748	7,823	3,642	15,080,768	87,485
Net change on exposures	271,262	222	620,577	(1,658)	(3,460)	(1,755)	(79,908)	(279)	(13,302)	(1,788)	(5,786)	(864)	789,383	(6,122)
Transfer to Stage 1	45,277	337	737,007	8,805	(45,220)	(301)	(734,234)	(7,544)	(57)	(36)	(2,773)	(1,261)	—	—
Transfer to Stage 2	(41,967)	(122)	(862,155)	(6,016)	42,749	160	862,400	6,115	(782)	(38)	(245)	(99)	—	—
Transfer to Stage 3	(94)	—	(619)	(5)	(3,393)	(100)	(7,306)	(1,507)	3,487	100	7,925	1,512	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	(206)	—	(3,994)	—	899	—	3,624	—	929	—	182	—	1,434
Refinements to models used for calculation	—	4,290	—	—	—	108	—	—	—	—	—	—	—	4,398
Foreign exchange adjustments	(100,690)	(235)	(322,643)	(1,080)	(465)	(3)	(11,341)	(42)	(36)	(18)	(273)	(110)	(435,448)	(1,488)
Total	5,502,166	14,970	9,569,203	57,080	50,374	3,931	292,476	2,827	13,813	3,897	6,671	3,002	15,434,703	85,707

Outstanding exposure as of January 1, 2024	4,775,026	12,464	8,422,110	59,093	68,290	6,242	254,564	2,364	18,861	5,417	8,584	4,060	13,547,435	89,640
Net change on exposures	446,635	(2,010)	640,430	1,862	(10,584)	(1,642)	(61,617)	(72)	(5,580)	(2,106)	(6,498)	(1,056)	1,002,786	(5,024)
Transfer to Stage 1	51,618	278	724,421	9,166	(51,590)	(269)	(718,951)	(6,839)	(28)	(9)	(5,470)	(2,327)	—	—
Transfer to Stage 2	(64,150)	(178)	(781,359)	(6,138)	64,276	242	781,686	6,272	(126)	(64)	(327)	(134)	—	—
Transfer to Stage 3	(230)	(1)	(4,778)	(55)	(11,105)	(172)	(6,390)	(1,511)	11,335	173	11,168	1,566	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	(137)	—	(4,400)	—	497	—	2,192	—	1,314	—	1,359	—	825
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	119,479	268	396,212	1,500	876	25	13,573	54	41	23	366	174	530,547	2,044
Total	5,328,378	10,684	9,397,036	61,028	60,163	4,923	262,865	2,460	24,503	4,748	7,823	3,642	15,080,768	87,485